Consolidated Statements of Financial Position - ARS ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Non-current assets
Investment properties	$ 117,491,965	$ 86,219,988
Property, plant and equipment	352,610	474,932
Trading properties	181,866	177,254
Intangible assets	1,017,733	579,946
Rights of use assets	576,346
Investments in associates and joint ventures	4,636,259	2,296,365
Deferred income tax assets	220,697	102,863
Income tax and minimum presumed income tax credits	6,516	12,991
Trade and other receivables	5,093,549	696,656
Investments in financial assets		643,138
Total non-current assets	129,577,541	91,204,133
Current Assets
Trading properties	6,768	1,586
Inventories	38,854	41,339
Income tax and minimum presumed income tax credits	98,562	91,082
Trade and other receivables	3,879,761	9,739,833
Derivative financial instruments	6,436	8,022
Investments in financial assets	6,268,377	8,679,337
Cash and cash equivalents	4,626,609	6,001,314
Total current assets	14,925,367	24,562,513
TOTAL ASSETS	144,502,908	115,766,646
SHAREHOLDERS' EQUITY
Total capital and reserves attributable to equity holders of the parent	71,484,679	54,932,642
Non-controlling interest	4,088,994	3,113,233
TOTAL SHAREHOLDERS' EQUITY	75,573,673	58,045,875
Non-current liabilities
Trade and other payables	1,238,572	1,229,156
Borrowings	26,579,396	31,831,168
Deferred income tax liabilities	23,979,404	18,781,365
Provisions	72,184	62,713
Derivative financial instruments	34,751	19,729
Leases liabilities	602,408
Total non-current liabilities	52,506,715	51,924,131
Current liabilities
Trade and other payables	3,561,011	3,593,549
Income tax liabilities	4,537	21,381
Payroll and social security liabilities	185,281	310,801
Borrowings	12,500,160	1,800,063
Derivative financial instruments	81,539	19,369
Provisions	43,017	51,477
Leases liabilities	46,975
Total current liabilities	16,422,520	5,796,640
TOTAL LIABILITIES	68,929,235	57,720,771
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ 144,502,908	$ 115,766,646